Debt - Scheduled Principal Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 6,534	$ 7,167
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 4,996	6,609
Cost | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	389	515
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	294	389
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	519	687
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	294	389
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	294	389
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,206	$ 4,240